Subsequent Events - Additional Information (Detail)	1 Months Ended
Mar. 31, 2019 ft²
IMPACT [member] | Lease agreement [member]
Disclosure of non-adjusting events after reporting period [line items]
Commercial- scale manufacturing facility area	82,000